Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.6%
Penn Series Index 500 Fund* (Cost $22,356,848)	762,465	$45,481,066

AFFILIATED FIXED INCOME FUNDS — 40.4%
Penn Series Quality Bond Fund* (Cost $29,050,480)	1,757,699	30,794,878
TOTAL INVESTMENTS — 100.0% (Cost $51,407,328)		$76,275,944
Other Assets & Liabilities — (0.0)%		(20,093)
TOTAL NET ASSETS — 100.0%		$76,255,851

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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